Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

21. Commitments and Contingencies

(a) Commitments

Property management fee obligation

The Group leases office space and branded aesthetic centers under non-cancelable operating lease agreements, which expire at various dates through November 2031. Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2025:

Year ending
December 31,
RMB
2026	26,947
2027	26,043
2028	25,074
2029	13,337
2030 and thereafter	6,001
Total	97,402

(b) Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group’s accrued expense for litigation liabilities was RMB256 and RMB112 as of December 31, 2024 and 2025, respectively, and the Group recognized RMB1,084, RMB59 and RMB66 litigation expense for the years ended December 31, 2023, 2024 and 2025, respectively. The litigations are mainly in connection with infringement of intellectual property right, including rights of reputation and image rights.